Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Corporation tax rate	19.00%	19.00%	19.00%